Deferred Payment Receivable (Schedule of Deferred Payment Receivable) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of deferred payment receivable [Abstract]
Deferred payment receivable	$ 204,299	$ 189,166
Per annum interest rate on four-year deferred payment obligation	8.00%